Long-term debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 25, 2017 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 0.8	$ 0.8
Investissement Quebec [Member]
Line of Credit Facility [Line Items]
Minimum capital ratio required	1.15